PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Office computer equipment USD ($)	Dec. 31, 2014 Office computer equipment CNY	Dec. 31, 2013 Office computer equipment CNY	Dec. 31, 2014 Office furniture and equipment USD ($)	Dec. 31, 2014 Office furniture and equipment CNY	Dec. 31, 2013 Office furniture and equipment CNY	Dec. 31, 2014 Software USD ($)	Dec. 31, 2014 Software CNY	Dec. 31, 2013 Software CNY	Dec. 31, 2014 Servers and network equipment USD ($)	Dec. 31, 2014 Servers and network equipment CNY	Dec. 31, 2013 Servers and network equipment CNY	Dec. 31, 2014 Motor vehicles USD ($)	Dec. 31, 2014 Motor vehicles CNY	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2014 Leasehold improvements USD ($)	Dec. 31, 2014 Leasehold improvements CNY	Dec. 31, 2013 Leasehold improvements CNY
Property and equipment, net
Property and equipment, gross (excluding construction in progress)	$ 92,194	572,025	391,761		$ 2,616	16,231	7,435	$ 2,806	17,411	10,892	$ 2,369	14,696	10,455	$ 79,538	493,500	338,711	$ 218	1,355	1,284	$ 4,647	28,832	22,984
Less: Accumulated depreciation	(45,714)	(283,640)	(207,165)
Construction in progress	747	4,642
Property and equipment, net	47,227	293,027	184,596
Impairment charges on property and equipment		0	75,182	0
Depreciation
Depreciation expense	$ 20,095	124,684	95,805	81,609